Registration Nos. 333-43682
                                                                       811-08736
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          POST-EFFECTIVE AMENDMENT # 4

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                     OF 1940 POST-EFFECTIVE AMENDMENT NO. 2


                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT K
                           (Exact Name of Registrant)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)

                                 (212) 598-8359
                          (Depositors Telephone Number)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                                   Steve Roth
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):

          |_|  immediately upon filing pursuant to paragraph (b), or


          |X|  on May 1, 2003 pursuant to paragraph (b)

          |_|  60 days after filing pursuant to paragraph (a)(i), or


          |_|  on May 1, 2003 pursuant to paragraph (a)(i) of Rule 485

     If appropriate, check the following box:


          |X| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.


                                  ------------



Note: The Prospectus and Statement of Additional Information included in Post-Effective Amendment #4 to the Registration Statement on Form N-6 (File no. 333-43682) filed on February 24, 2003 pursuant to paragraph (a)(i) of Rule 485 are incorporated herein by reference.

     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 31, 2003.


================================================================================

                                     PART C

ITEM 27: Exhibits

     The following exhibits:

           (a) Resolution of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian Separate Account N.(1)
           (b)       Custodian Agreements. Not Applicable.
           (c)       Distribution Agreements.(2)
           (d) Specimen of the Modified Scheduled Premium Variable Whole Life Insurance Policy.(2)
           (e) Form of Application for the Modified Scheduled Premium Variable Whole Life Policy.(2)
           (f) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(1)
           (f)(i) Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(3)
           (f)(ii)   By-laws of The Guardian Insurance & Annuity Company,
                     Inc.(1)

           (g)(i)    Reinsurance Agreement #3002(5)
           (g)(ii)   Reinsurance Agreement #3001(5)
           (h)       Participation Agreements
                     (i)   Aim Variable Insurance Funds(5)
                     (ii)  Davis Variable Account Fund, Inc.(5)
                     (iii) Fidelity Variable Insurance Products Fund(5)
                     (iv)  Gabelli Capital Series Funds, LLP(5)
                     (v)   Janus Aspen Series(5)
                     (vi)  MFS Variable Insurance Trust(5)

                     (vii) Alliance Variable Products Series Fund, Inc.
           (i) Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)
           (j) Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)
                     (a) Powers of attorney for Armand M. de Palo and Dennis J.
                         Manning(3)
                     (b) Powers of attorney for Joseph A. Caruso and Gary B.
                         Lenderink(4)
           (l)       Opinion and Consent of Charles G. Fisher, F.S.A., MAAA.
           (m)       Calculation.
           (n)       Consent of PricewaterhouseCoopers LLP.
           (o)       No financial statements are omitted.
           (p)       Not Applicable.
           (q)       Redeemability Exemption.
           (q)(a) Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.(2)
           (q)(b) Amended and Restated Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.(4)

----------
(1) Incorporated by reference to the Registration Statement on Form S-6 filed by the Registrant on August 14, 2000 (file no. 333-43682).
(2) Incorporated by reference to the Pre-Effective Amendment #1 to the Registration Statement on Form S-6 filed by the Registrant on December 13, 2000 (File No. 333-43682)


(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by the Registrant on April 25, 2001. (File No. 333-43682)
(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by the Registrant on April 26, 2002. (File No. 333-43682)
(5) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on February 24, 2003. (File No. 333-43682)

Item 28.          Directors and Officers of the Depositor


      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.


              Name                      Positions with GIAC
              ----                      -------------------

              Edward K. Kane            Executive Vice President & Director


              Bruce C. Long             President & Director


              Armand M. de Palo         Director

              Dennis J. Manning         Chairman, Chief Executive Officer and
                                        Director

              Gary B. Lenderink         Director

              Robert E. Broatch         Director
              Thomas G. Sorrell         Executive Vice President & Chief
                                        Investment Officer

              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Earl C. Harry             Second Vice President and Treasurer

Item 29. Persons Controlled by or under Common Control with Depositor or Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of March 30, 2003. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

    Berkshire Life Insurance
      Agency, Inc.                        Massachusetts               100%

    Berkshire Life Insurance Agency
      of Ohio, Inc.                       Ohio                        100%

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company               New York                    100%
  of America

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

  Sentinel American Life
    Insurance Company                     Texas                       100%
  Guardian Reinsurance Services
    Corporation                           Connecticut                 100%


Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                    14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

The Guardian Tax-Exempt Fund              Massachusetts                90.81%
The Guardian Baillie Gifford              Massachusetts                50.36%
  International Fund
The Guardian Investment Quality           Massachusetts                30.72%
  Bond Fund
Baillie Gifford Emerging Markets Fund     Maryland                     34.63%
Baillie Gifford International Fund        Maryland                     20.15%
The Guardian Park Avenue Small Cap Fund   Massachusetts                31.06%
The Guardian Baillie Gifford              Massachusetts                52.09%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                85.61%
The Guardian Small Cap Stock Fund         Maryland                     68.05%
The Guardian VC Asset Allocation Fund     Maryland                     58.35%
The Guardian VC 500 Index Fund            Maryland                     69.52%
The Guardian VC High Yield Bond Fund      Maryland                     72.69%
The Guardian S&P 500 Index Fund           Massachusetts                13.96%
The Guardian Park Avenue Fund             Massachusetts                13.15%

Corporate Financial Services Inc.         Pennsylvania                100%


      The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of March 30, 2003:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 30.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.          Principal Underwriters

                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian S&P 500 Index Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of the managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.


                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President & Managing Director
                  Gary B. Lenderink                Manager
                  Armand M. de Palo                Manager
                  Dennis J. Manning                Manager
                  Robert E. Broatch                Manager
                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Manager

                  Frank L. Pepe                    Senior Vice President &
                                                   Controller

                  Thomas G. Sorrell                Executive Vice President &
                                                   Chief Investment Officer
                  Donald P. Sullivan, Jr.          Senior Vice President
                  Peggy L. Coppola                 Senior Vice President

                  Richard T. Potter, Jr.           Vice President and Counsel
                  William D. Ford                  Vice President and National
                                                   Accounts Director

                  Keith E. Roddy                   Vice President and National
                                                   Sales Director
                  Peter M. Quinn                   Vice President, Retirement
                                                   Sales

                  Name                            Position(s) with GIS
                  ----                            --------------------

                  Earl C. Harry                   Treasurer

(c) GIS, as the principal underwriter of the Registrant's variable life contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.


       Net Underwriting    Compensation on
        Discounts and       Redemption or      Brokerage
         Commissions        Annuitization     Commission    Compensation
       ----------------    ---------------    ----------    ------------
              N/A                N/A              N/A            N/A

Item 32.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 33.          Management Services

                  None.

Item 34.          Fee Representation

                  The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account K, certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 10th day of April, 2003.



                                  THE GUARDIAN SEPARATE ACCOUNT K
                                        (Name of Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)



                                  By:    /s/ Bruce C. Long
                                     -------------------------------------
                                           Bruce C. Long
                                           President



     Attest:   /s/ Sheri L. Kocen
            ---------------------------------
                SHERI L. KOCEN

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


      /s/ Dennis J. Manning*          Chairman, Chief Executive Officer and
-----------------------------------   Director
         Dennis J. Manning
   (Principal Executive Officer)



       /s/ Edward K. Kane*            Executive Vice President
-----------------------------------   and Director
          Edward K. Kane


        /s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)



       /s/ Bruce C. Long              President and Director
-----------------------------------
          Bruce C. Long



       s/ Armand M. de Palo*          Director
-----------------------------------
         ARMAND M. De Palo


     /s/ Joseph A. Caruso*            Senior Vice President, Corporate Secretary
-----------------------------------   and Director
        Joseph A. Caruso


     /s/ Gary B. Lenderink*           Director
-----------------------------------
        Gary B. Lenderink


                                      Director
-----------------------------------
        Robert E. Broatch

*By:    /s/ Bruce C. Long                               Date: April 10, 2003
      -----------------------------
            Bruce C. Long
          President
     *Pursuant to Power of Attorney

                         THE GUARDIAN SEPARATE ACCOUNT K

                                  EXHIBIT INDEX

Exhibit
Number                       Description                                   Page*



(l) Opinion and Consent of Charles G. Fisher, F.S.A., MAAA (to be filed by amendment)

(m)            Calculation (to be filed by amendment)

(n)            Consent of PricewaterhouseCoopers LLP (to be filed by amendment)